CAPITAL STOCK	6 Months Ended
Jun. 30, 2018
Capital Stock [Abstract]
CAPITAL STOCK
CAPITAL STOCK

A)    Authorized Capital Stock
Our authorized capital stock includes an unlimited number of common shares (issued 1,167,158,762 common shares); an unlimited number of first preferred shares issuable in series (the first series is designated as the “First Preferred Shares, Series A” and consists of 10,000,000 first preferred shares (issued nil); the second series is designated as the “First Preferred Shares, Series B” and consists of 10,000,000 first preferred shares (issued nil); and the third series is designated as the “ First Preferred Share, Series C Special Voting Share” and consists of 1 Special Voting Share (issued nil)); and an unlimited number of second preferred shares issuable in series (the first series is designated as the “Second Preferred Shares, Series A” and consists of 15,000,000 second preferred shares (issued nil)). Our common shares have no par value.

B)    Dividends
The Company’s practice has been to declare dividends after a quarter in the announcement of the results for the quarter. Dividends declared are paid in the same quarter.

The Company’s dividend reinvestment plan resulted in 571,284 common shares issued to shareholders for the six months ended June 30, 2018.